Acquisitions of Assets (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions of Assets [Abstract]
Schedule of Purchase Price and the Net Assets Acquired	The purchase price and the net assets acquired are as follows:
		As of July 5,
	Notes	2023

Purchase price
Cash consideration		610
Value of 821,000 common shares transferred at closing		1,354
Transaction costs		218
		2,182

Net assets acquired
Security deposits		241
Leasehold improvements		7
Trade payables and accrued liabilities		(174)
Customer deposit		(207)
Intangible - access rights to electricity	14	2,315
		2,182
The transactions have been recorded as acquisitions of a group of assets as the acquirees’ primary assets consist mainly of contractual rights to electricity supply. The purchase prices and the net assets acquired as of July 14, 2023 are as follows:
	Notes	Villarrica (Paso Pe)	Yguazu

Purchase price
Cash consideration paid at closing		95	250
Cash consideration payable		1,000	200
Transaction costs		17	4
		1,112	454

Net assets acquired
Cash, cash equivalent and other current assets		17	27
Property, plant and equipment		30	6
Intangible - access rights to electricity	14	1,065	421
		1,112	454